Amplify Alternative Harvest ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 46.6%	Shares	Value
Amplify U.S. Alternative Harvest ETF(a)(b)(c)	66,588,339	$106,081,883
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $126,197,505)		106,081,883

COMMON STOCKS - 39.4%
Consumer Discretionary - 1.3%
GrowGeneration Corp.(d)	1,383,459	2,974,437

Consumer Staples - 5.2%
Altria Group, Inc.	38,079	1,734,498
British American Tobacco PLC	56,327	1,730,224
Imperial Brands PLC	72,444	1,853,500
Philip Morris International, Inc.	17,210	1,743,889
Scandinavian Tobacco Group AS(e)(f)	103,207	1,458,028
Turning Point Brands, Inc.	51,419	1,650,036
Village Farms International, Inc.(a)(d)	1,791,340	1,827,167
		11,997,342

Health Care - 31.2%(g)
Aurora Cannabis, Inc.(a)(d)	1,306,029	6,033,854
Canopy Growth Corp.(a)(d)	2,146,314	13,843,725
Cronos Group, Inc.(d)	4,816,226	11,221,807
High Tide, Inc.(a)(d)	1,712,569	3,792,220
Incannex Healthcare, Inc.(d)	280,616	825,011
Intercure Ltd.(a)(d)	459,772	924,142
Jazz Pharmaceuticals PLC(d)	15,324	1,635,530
Organigram Holdings, Inc.(a)(d)	1,799,017	2,770,486
SNDL, Inc.(a)(d)	6,199,319	11,778,706
Tilray Brands, Inc.(a)(d)	10,986,579	18,237,721
		71,063,202

Industrials - 0.0%(h)
Empresas ICA SAB de CV(d)(i)	155,893	0

Information Technology - 0.8%
WM Technology, Inc.(d)	1,764,363	1,834,937

Materials - 0.9%
Mativ Holdings, Inc.	25,764	436,958
Scotts Miracle-Gro Co.	24,388	1,586,683
		2,023,641
TOTAL COMMON STOCKS (Cost $115,244,648)		89,893,559

REAL ESTATE INVESTMENT TRUSTS - 11.9%
AFC Gamma, Inc.	401,488	4,898,154
Chicago Atlantic Real Estate Finance, Inc.	370,350	5,688,576
Innovative Industrial Properties, Inc.	151,383	16,534,051
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,666,861)		27,120,781

SHORT-TERM INVESTMENTS - 22.5%
Investments Purchased with Proceeds from Securities Lending - 21.5%
First American Government Obligations Fund - Class X, 4.65%(j)	49,058,255	49,058,255

Money Market Funds - 1.0%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(j)	2,267,542	2,267,542
TOTAL SHORT-TERM INVESTMENTS (Cost $51,325,797)		51,325,797

TOTAL INVESTMENTS - 120.4% (Cost $314,434,811)		$274,422,020
Liabilities in Excess of Other Assets - (20.4)%		(46,458,585)
TOTAL NET ASSETS - 100.0%		$227,963,435

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $43,300,080 which represented 19.0% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	Non-income producing security.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,458,028 or 0.6% of the Fund’s net assets.

(f)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $1,458,028 or 0.6% of the Fund’s net assets.

(g)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(j)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Security Name	Value at September 30, 2023	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2024	Ending Shares
Amplify U.S. Alternative Harvest ETF	$132,937,993	$27,772,635	$(33,859,739)	$(12,359,124)	$(8,409,882)	$3,451,049	$106,081,883	66,588,339
	$132,937,993	$27,772,635	$(33,859,739)	$(12,359,124)	$(8,409,882)	$3,451,049	$106,081,883	66,588,339

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Alternative Harvest ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Affiliated Exchange Traded Funds	106,081,883	–	–		106,081,883
Common Stocks	89,893,559	–	0	(a)	89,893,559
Real Estate Investment Trusts	27,120,781	–	–		27,120,781
Investments Purchased with Proceeds from Securities Lending	49,058,255	–	–		49,058,255
Money Market Funds	2,267,542	–	–		2,267,542
Total Investments	274,422,020	–	0	(a)	274,422,020

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

For the period ended June 30, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.
MJ	Balance as of 9/30/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/Out of Level 3	Balance as of 06/30/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 06/30/2024
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

MJ	Fair Value as of 06/30/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$0

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.